Shareholder Fees - Causeway Concentrated Equity Fund	Jan. 28, 2021 USD ($)
Institutional Class
Shareholder Fees:
Shareholder Transaction Fees (fees paid directly from your investment)	none
Investor Class
Shareholder Fees:
Shareholder Transaction Fees (fees paid directly from your investment)	none